INVENTORIES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Raw materials	€ 99,382	€ 96,900
Semi-finished goods	121,201	94,619
Finished goods	319,992	269,098
Current inventories	540,575	460,617
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	155,335
Changes in other provisions [abstract]
Provision	60,996
Use and other changes	(36,358)
Balance at end of period	150,868	155,335
Provisions for slow moving and obsolete inventories
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	96,707	83,673
Changes in other provisions [abstract]
Provision	9,392	21,155	€ 14,512
Use and other changes	(4,001)	(8,121)
Balance at end of period	€ 102,098	€ 96,707	€ 83,673